SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended
	Oct. 29, 2025	Sep. 26, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount		$ 2,000,000
Securities Purchase Agreement [Member] | SJC Lending LLC [Member] | Convertible Notes [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount	$ 1,650,000
Purchase price	1,500,000
Securities Purchase Agreement [Member] | SJC Lending LLC [Member] | Convertible Notes [Member] | Initial Tranche [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount	440,000
Purchase price	$ 400,000
Debt Instrument, Interest Rate During Period	10.00%
Debt Instrument, Maturity Date	Oct. 29, 2026